Cover	Apr. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2024
File Number	333-225433
Registrant Name	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
CityAreaCode	866
LocalPhoneNumber	533-0065
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false